Consolidating Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Balance Sheet
(unaudited)

	As of March 31, 2019
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Assets
Current assets:
Cash and cash equivalents	$23,547	384	—	—	23,931
Restricted cash	118	—	—	—	118
Trade receivables, net	12,286	152	—	—	12,438
Prepaid and other current assets	71,289	—	—	(36,901)	34,388
Total current assets	107,240	536	—	(36,901)	70,875

Property and equipment, net	37,154	—	—	—	37,154
Subscriber accounts and deferred contract acquisition costs, net	1,162,903	13,873	—	—	1,176,776
Deferred income tax asset, net	783	—	—	—	783
Operating lease right-of-use asset	19,720	—	—	—	19,720
Other assets, net	25,606	—	—	—	25,606
Total assets	$1,353,406	14,409	—	(36,901)	1,330,914

Liabilities and Stockholder's Deficit
Current liabilities:
Accounts payable	$12,938	4	—	—	12,942
Other accrued liabilities	47,407	36,887	—	(36,901)	47,393
Deferred revenue	12,587	111	—	—	12,698
Holdback liability	11,878	163	—	—	12,041
Current portion of long-term debt	1,838,900	—	—	—	1,838,900
Total current liabilities	1,923,710	37,165	—	(36,901)	1,923,974

Non-current liabilities:
Long-term holdback liability	1,979	—	—	—	1,979
Derivative financial instruments	9,287	—	—	—	9,287
Operating lease liabilities	16,550	—	—	—	16,550
Other liabilities	25,655	—	—	(22,756)	2,899
Total liabilities	1,977,181	37,165	—	(59,657)	1,954,689

Total stockholder's deficit	(623,775)	(22,756)	—	22,756	(623,775)
Total liabilities and stockholder's deficit	$1,353,406	14,409	—	(36,901)	1,330,914

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Balance Sheet
(unaudited)

	As of December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Assets
Current assets:
Cash and cash equivalents	$1,697	491	—	—	2,188
Restricted cash	189	—	—	—	189
Trade receivables, net	12,362	759	—	—	13,121
Prepaid and other current assets	118,119	4,042	—	(93,983)	28,178
Total current assets	132,367	5,292	—	(93,983)	43,676

Property and equipment, net	34,960	1,579	—	—	36,539
Subscriber accounts and deferred contract acquisition costs, net	1,160,698	34,765	—	—	1,195,463
Deferred income tax asset, net	783	—	—	—	783
Other assets, net	29,270	37	—	—	29,307
Total assets	$1,358,078	41,673	—	(93,983)	1,305,768

Liabilities and Stockholder's Deficit
Current liabilities:
Accounts payable	$11,110	989	—	—	12,099
Other accrued liabilities	29,016	96,052	—	(93,983)	31,085
Deferred revenue	11,357	1,703	—	—	13,060
Holdback liability	11,342	171	—	—	11,513
Current portion of long-term debt	1,816,450	—	—	—	1,816,450
Total current liabilities	1,879,275	98,915	—	(93,983)	1,884,207

Non-current liabilities:
Long-term holdback liability	1,770	—	—	—	1,770
Derivative financial instruments	6,039	—	—	—	6,039
Other liabilities	59,969	—	—	(57,242)	2,727
Total liabilities	1,947,053	98,915	—	(151,225)	1,894,743

Total stockholder's deficit	(588,975)	(57,242)	—	57,242	(588,975)
Total liabilities and stockholder's deficit	$1,358,078	41,673	—	(93,983)	1,305,768

	As of December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,697	491	—	—	2,188
Restricted cash	189	—	—	—	189
Trade receivables, net	12,362	759	—	—	13,121
Prepaid and other current assets	118,119	4,042	—	(93,983)	28,178
Total current assets	132,367	5,292	—	(93,983)	43,676

Property and equipment, net	34,960	1,579	—	—	36,539
Subscriber accounts, net	1,160,698	34,765	—	—	1,195,463
Deferred income tax asset, net	783	—	—	—	783
Other assets, net	29,270	37	—	—	29,307
Total assets	$1,358,078	41,673	—	(93,983)	1,305,768

Liabilities and Stockholder's (Deficit) Equity
Current liabilities:
Accounts payable	$11,110	989	—	—	12,099
Other accrued liabilities	29,016	96,052	—	(93,983)	31,085
Deferred revenue	11,357	1,703	—	—	13,060
Holdback liability	11,342	171	—	—	11,513
Current portion of long-term debt	1,816,450	—	—	—	1,816,450
Total current liabilities	1,879,275	98,915	—	(93,983)	1,884,207

Non-current liabilities:
Long-term debt	—	—	—	—	—
Long-term holdback instruments	1,770	—	—	—	1,770
Derivative financial instruments	6,039	—	—	—	6,039
Other liabilities	59,969	—	—	(57,242)	2,727
Total liabilities	1,947,053	98,915	—	(151,225)	1,894,743

Total stockholder's (deficit) equity	(588,975)	(57,242)	—	57,242	(588,975)
Total liabilities and stockholder's (deficit) equity	$1,358,078	41,673	—	(93,983)	1,305,768

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Balance Sheet
Amounts in thousands

	As of December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$2,705	597	—	—	3,302
Trade receivables, net	12,082	563	—	—	12,645
Prepaid and other current assets	74,613	2,396	—	(66,341)	10,668
Total current assets	89,400	3,556	—	(66,341)	26,615

Investment in subsidiaries	4,554	—	—	(4,554)	—
Property and equipment, net	30,727	2,062	—	—	32,789
Subscriber accounts, net	1,265,519	36,509	—	—	1,302,028
Dealer network and other intangible assets, net	6,063	931	—	—	6,994
Goodwill	527,191	36,358	—	—	563,549
Other assets, net	9,311	29	—	—	9,340
Total assets	$1,932,765	79,445	—	(70,895)	1,941,315

Liabilities and Stockholder's Equity
Current liabilities:
Accounts payable	$9,705	1,368	—	—	11,073
Other accrued liabilities	50,448	69,377	—	(66,341)	53,484
Deferred revenue	12,332	1,539	—	—	13,871
Holdback liability	9,035	274	—	—	9,309
Current portion of long-term debt	11,000	—	—	—	11,000
Total current liabilities	92,520	72,558	—	(66,341)	98,737

Non-current liabilities:
Long-term debt	1,707,297	—	—	—	1,707,297
Long-term holdback instruments	2,658	—	—	—	2,658
Derivative financial instruments	13,491	—	—	—	13,491
Deferred income tax liability, net	11,684	1,620	—	—	13,304
Other liabilities	2,379	713	—	—	3,092
Total liabilities	1,830,029	74,891	—	(66,341)	1,838,579

Total stockholder's equity	102,736	4,554	—	(4,554)	102,736
Total liabilities and stockholder's equity	$1,932,765	79,445	—	(70,895)	1,941,315

Condensed Income Statement and Comprehensive Income (Loss)
MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
(unaudited)

	Three Months Ended March 31, 2019
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Net revenue	$128,260	1,346	—	—	129,606

Operating expenses:
Cost of services	26,683	81	—	—	26,764
Selling, general, and administrative, including stock-based compensation	31,164	58	—	—	31,222
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	48,572	573	—	—	49,145
Depreciation	3,154	—	—	—	3,154
	109,573	712	—	—	110,285
Operating income	18,687	634	—	—	19,321
Other expense (income):
Equity in income of subsidiaries	(634)	—	—	634	—
Interest expense	37,433	—	—	—	37,433
Unrealized loss on derivative financial instruments	7,773	—	—	—	7,773
Refinancing expense	5,214	—	—	—	5,214
	49,786	—	—	634	50,420
Income (loss) before income taxes	(31,099)	634	—	(634)	(31,099)
Income tax expense	671	—	—	—	671
Net income (loss)	(31,770)	634	—	(634)	(31,770)
Other comprehensive income (loss):
Unrealized loss on derivative contracts	(468)	—	—	—	(468)
Total other comprehensive loss	(468)	—	—	—	(468)
Comprehensive income (loss)	$(32,238)	634	—	(634)	(32,238)

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
(unaudited)

	Three Months Ended March 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Net revenue	$124,295	9,458	—	—	133,753

Operating expenses:
Cost of services	28,299	4,402	—	—	32,701
Selling, general, and administrative, including stock-based compensation	22,803	9,211	—	—	32,014
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	52,237	2,174	—	—	54,411
Depreciation	2,385	230	—	—	2,615
	105,724	16,017	—	—	121,741
Operating income (loss)	18,571	(6,559)	—	—	12,012
Other expense:
Equity in loss of subsidiaries	6,740	—	—	(6,740)	—
Interest expense	36,873	—	—	—	36,873
	43,613	—	—	(6,740)	36,873
Loss before income taxes	(25,042)	(6,559)	—	6,740	(24,861)
Income tax expense	1,165	181	—	—	1,346
Net loss	(26,207)	(6,740)	—	6,740	(26,207)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	14,406	—	—	—	14,406
Total other comprehensive income	14,406	—	—	—	14,406
Comprehensive loss	$(11,801)	(6,740)	—	6,740	(11,801)

	Year Ended December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$500,152	40,206	—	—	540,358

Operating expenses:
Cost of services	109,201	19,738	—	—	128,939
Selling, general and administrative, including stock-based and long-term incentive compensation	79,696	39,244	—	—	118,940
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	204,662	6,977	—	—	211,639
Depreciation	10,371	1,063	—	—	11,434
Loss on goodwill impairment	527,191	36,358	—	—	563,549
	931,121	103,380	—	—	1,034,501
Operating loss	(430,969)	(63,174)	—	—	(494,143)
Other expense:
Equity in loss of subsidiaries	61,711	—	—	(61,711)	—
Interest expense	180,770	—	—	—	180,770
Unrealized loss on derivative financial instruments	3,151	—	—	—	3,151
Refinancing expense	12,238	—	—	—	12,238
	257,870	—	—	(61,711)	196,159
Loss before income taxes	(688,839)	(63,174)	—	61,711	(690,302)
Income tax expense	(10,089)	(1,463)	—	—	(11,552)
Net loss	(678,750)	(61,711)	—	61,711	(678,750)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	14,378	—	—	—	14,378
Total other comprehensive income	14,378	—	—	—	14,378
Comprehensive loss	$(664,372)	(61,711)	—	61,711	(664,372)

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Amounts in thousands

	Year Ended December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$519,293	34,162	—	—	553,455

Operating expenses:
Cost of services	104,103	15,090	—	—	119,193
Selling, general and administrative, including stock-based and long-term incentive compensation	126,201	29,701	—	—	155,902
Radio conversion costs	391	59	—	—	450
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	230,313	6,475	—	—	236,788
Depreciation	8,101	717	—	—	8,818
	469,109	52,042	—	—	521,151
Operating income (loss)	50,184	(17,880)	—	—	32,304
Other expense:
Equity in loss of subsidiaries	17,978	—	—	(17,978)	—
Interest expense	145,487	5	—	—	145,492
	163,465	5	—	(17,978)	145,492
Loss before income taxes	(113,281)	(17,885)	—	17,978	(113,188)
Income tax expense (benefit)	(1,986)	93	—	—	(1,893)
Net loss	(111,295)	(17,978)	—	17,978	(111,295)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	1,582	—	—	—	1,582
Total other comprehensive income	1,582	—	—	—	1,582
Comprehensive loss	$(109,713)	(17,978)	—	17,978	(109,713)

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Amounts in thousands

	Year Ended December 31, 2016
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated

Net revenue	$543,181	27,191	—	—	570,372

Operating expenses:
Cost of services	101,940	13,296	—	—	115,236
Selling, general and administrative, including stock-based and long-term incentive compensation	86,670	27,482	—	—	114,152
Radio conversion costs	18,204	218	—	—	18,422
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	240,568	6,185	—	—	246,753
Depreciation	7,784	376	—	—	8,160
	455,166	47,557	—	—	502,723
Operating income (loss)	88,015	(20,366)	—	—	67,649
Other expense:
Equity in loss of subsidiaries	21,387	—	—	(21,387)	—
Interest expense	127,290	18	—	—	127,308
Refinancing expense	9,500	—	—	—	9,500
	158,177	18	—	(21,387)	136,808
Loss before income taxes	(70,162)	(20,384)	—	21,387	(69,159)
Income tax expense	6,145	1,003	—	—	7,148
Net loss	(76,307)	(21,387)	—	21,387	(76,307)
Other comprehensive income (loss):
Unrealized gain on derivative contracts	4,589	—	—	—	4,589
Total other comprehensive income	4,589	—	—	—	4,589
Comprehensive loss	$(71,718)	(21,387)	—	21,387	(71,718)

Condensed Cash Flow Statement
MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
(unaudited)

	Three Months Ended March 31, 2019
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Net cash provided by operating activities	$48,344	198	—	—	48,542
Investing activities:
Capital expenditures	(2,999)	—	—	—	(2,999)
Cost of subscriber accounts acquired	(28,545)	(305)	—	—	(28,850)
Net cash used in investing activities	(31,544)	(305)	—	—	(31,849)
Financing activities:
Proceeds from long-term debt	43,100	—	—	—	43,100
Payments on long-term debt	(18,400)	—	—	—	(18,400)
Payments of financing costs	(14,720)	—	—	—	(14,720)
Value of shares withheld for share-based compensation	(1)	—	—	—	(1)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	4,979	—	—	—	4,979
Net increase (decrease) in cash, cash equivalents and restricted cash	21,779	(107)	—	—	21,672
Cash, cash equivalents and restricted cash at beginning of period	1,886	491	—	—	2,377
Cash, cash equivalents and restricted cash at end of period	$23,665	384	—	—	24,049

	Three Months Ended March 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
	(amounts in thousands)
Net cash provided by operating activities	$50,059	295	—	—	50,354
Investing activities:
Capital expenditures	(3,004)	(306)	—	—	(3,310)
Cost of subscriber accounts acquired	(24,328)	(232)	—	—	(24,560)
Net cash used in investing activities	(27,332)	(538)	—	—	(27,870)
Financing activities:
Proceeds from long-term debt	50,000	—	—	—	50,000
Payments on long-term debt	(47,750)	—	—	—	(47,750)
Value of shares withheld for share-based compensation	(42)	—	—	—	(42)
Net cash provided by financing activities	2,208	—	—	—	2,208
Net increase (decrease) in cash, cash equivalents and restricted cash	24,935	(243)	—	—	24,692
Cash, cash equivalents and restricted cash at beginning of period	2,705	597	—	—	3,302
Cash, cash equivalents and restricted cash at end of period	$27,640	354	—	—	27,994

	Year Ended December 31, 2018
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$102,569	1,934	—	—	104,503
Investing activities:
Capital expenditures	(14,327)	(576)	—	—	(14,903)
Cost of subscriber accounts acquired	(138,986)	(1,464)	—	—	(140,450)
Net cash used in investing activities	(153,313)	(2,040)	—	—	(155,353)
Financing activities:
Proceeds from long-term debt	248,800	—	—	—	248,800
Payments on long-term debt	(184,100)	—	—	—	(184,100)
Payments of financing costs	(9,682)	—	—	—	(9,682)
Value of shares withheld for share-based compensation	(93)	—	—	—	(93)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	49,925	—	—	—	49,925
Net decrease in cash, cash equivalents and restricted cash	(819)	(106)	—	—	(925)
Cash, cash equivalents and restricted cash at beginning of period	2,705	597	—	—	3,302
Cash, cash equivalents and restricted cash at end of period	$1,886	491	—	—	2,377

	Year Ended December 31, 2017
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$147,350	2,854	—	—	150,204
Investing activities:
Capital expenditures	(13,213)	(1,180)	—	—	(14,393)
Cost of subscriber accounts acquired	(140,394)	(2,515)	—	—	(142,909)
Net cash used in investing activities	(153,607)	(3,695)	—	—	(157,302)
Financing activities:
Proceeds from long-term debt	187,950	—	—	—	187,950
Payments on long-term debt	(175,250)	—	—	—	(175,250)
Value of shares withheld for share-based compensation	(477)	—	—	—	(477)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	7,223	—	—	—	7,223
Net increase (decrease) in cash, cash equivalents and restricted cash	966	(841)	—	—	125
Cash, cash equivalents and restricted cash at beginning of period	1,739	1,438	—	—	3,177
Cash, cash equivalents and restricted cash at end of period	$2,705	597	—	—	3,302

MONITRONICS INTERNATIONAL, INC. AND SUBSIDIARIES
Condensed Consolidating Statements of Cash Flows
Amounts in thousands

	Year Ended December 31, 2016
	Parent Issuer	Subsidiary Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$181,384	9,143	—	—	190,527
Investing activities:
Capital expenditures	(7,997)	(1,181)	—	—	(9,178)
Cost of subscriber accounts acquired	(193,790)	(7,591)	—	—	(201,381)
Net cash used in investing activities	(201,787)	(8,772)	—	—	(210,559)
Financing activities:
Proceeds from long-term debt	1,280,700	—	—	—	1,280,700
Payments on long-term debt	(1,238,059)	—	—	—	(1,238,059)
Refinance costs	(16,946)	—	—	—	(16,946)
Value of shares withheld for share-based compensation	(121)	—	—	—	(121)
Dividend to Ascent Capital	(5,000)	—	—	—	(5,000)
Net cash provided by financing activities	20,574	—	—	—	20,574
Net increase in cash, cash equivalents and restricted cash	171	371	—	—	542
Cash, cash equivalents and restricted cash at beginning of period	1,568	1,067	—	—	2,635
Cash, cash equivalents and restricted cash at end of period	$1,739	1,438	—	—	3,177